Submission	Jul. 28, 2025
Submission [Line Items]
Central Index Key	0002029039
Registrant Name	Nasus Pharma Ltd.
Registration File Number	333-288582
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES